Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of fair value hierarchy, the Plan's assets carried at fair value
	Fair Value as of December 31, 2025
	Level 1	Total

Mutual funds	$126,304,016	$126,304,016
Company's common stock	39,035,502	39,035,502
Self directed brokerage account	51,524,459	51,524,459
Total assets in the fair value hierarchy	$216,863,977	$216,863,977
Common collective trust funds measured at NAV, practical expedient		2,202,048,537
Investments at fair value		$2,418,912,514

	Fair Value as of December 31, 2024
	Level 1	Total

Mutual funds	$150,848,146	$150,848,146
Company's common stock	67,229,998	67,229,998
Self directed brokerage account	42,389,887	42,389,887
Total assets in the fair value hierarchy	$260,468,031	$260,468,031
Common collective trust funds measured at NAV, practical expedient		1,967,261,305
Investments at fair value		$2,227,729,336